Financial risk management - Additional Information (Detail) € in Thousands	12 Months Ended
	Dec. 31, 2021 EUR (€) Customers	Dec. 31, 2020 EUR (€) Customers
Disclosure of Financial Risk Management [Line Items]
Notional amount	€ 120,000
Senior Debt [Member]
Disclosure of Financial Risk Management [Line Items]
Borrowings, average maturity	5 years	6 years
Revenue Concentration Risk [Member]
Disclosure of Financial Risk Management [Line Items]
Concentration of risk revenue number of customers | Customers	8	6
Concentration of risk revenue benchmark	€ 400
Percentage of entity's revenue	82.00%	55.00%
Trade Receivables and Contract Assets Concentration Risk [Member]
Disclosure of Financial Risk Management [Line Items]
Concentration of risk trade receivables and contract assets number of customers | Customers	1	1
Concentration of risk Trade receivables and contract assets benchmark	€ 4,000
Concentration of risk trade receivables and contract assets percentage	67.00%	47.00%
May Two Thousand and Twenty Six [Member] | Interest Rate Cap [Member]
Disclosure of Financial Risk Management [Line Items]
Notional amount	€ 83,054	€ 67,887
Interest rate risk [member]
Disclosure of Financial Risk Management [Line Items]
Fixed interest borrowings percentage	47.00%	58.00%
Interest rate risk [member] | Interest Rate Cap [Member]
Disclosure of Financial Risk Management [Line Items]
Derivative instrument coverage of variable loan principal outstanding	69.00%	90.00%
Derivative instrument mitigation risk percentage	69.00%	65.00%
Interest rate risk [member] | Interest Rate Cap [Member] | Bottom of range [member]
Disclosure of Financial Risk Management [Line Items]
Derivative instrument strike price percentage	0.72%
Interest rate risk [member] | Interest Rate Cap [Member] | Top of range [member]
Disclosure of Financial Risk Management [Line Items]
Derivative instrument strike price percentage	1.76%